Accounts receivable	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
Accounts receivable

5. Accounts receivable

Accounts receivable, net consists of the following:

	As of March 31,
	2019	2020	2020
	(INR)	(INR)	(US$)
	(In million)
Accounts receivable (1)	3,347	4,702	62.4
Less: Allowance for doubtful accounts	(40)	(246)	(3.2)
Total	3,307	4,456	59.2

(1) Includes INR 1,138 million and INR 1,394 million (US$ 18.5 million) of unbilled receivables for the year ended March 31, 2019 and 2020, respectively.

Activity for the allowance for doubtful accounts is as follows:

	As of March 31,
	2019	2020	2020
	(INR)	(INR)	(US$)
	(In million)
Balance at the beginning of the year	129	40	0.5
Provision created	40	241	3.2
Provision written off	(129)	(35)	(0.5)
Balance at the end of the year	40	246	3.2